30. Financial expenses (Tables)	12 Months Ended
Dec. 31, 2018
Financial Expenses Tables Abstract
Schedule of financial expenses
	2018	2017	2016

Financial expenses	(951,439)	(1,009,653)	(1,156,485)
Interest on borrowing and financing	(96,682)	(211,108)	(199,077)
Interest paid to suppliers	(10,906)	(998)	(21,474)
Interest on taxes and fees	(15,409)	(5,712)	(28,944)
Swap interest	(32,424)	(85,362)	(230,642)
Interest on leasing	(266,328)	(257,305)	(246,280)
Monetary adjustment	(340,175)	(278,272)	(269,031)
Discounts granted	(38,858)	(52,683)	(61,082)
Other expenses	(150,657)	(118,213)	(99,955)